Subsequent Event (Details) (USD $) In Millions, except Per Share data, unless otherwise specified							1 Months Ended
	Dec. 02, 2011	Sep. 23, 2011	May 20, 2011	Feb. 03, 2011	Jan. 31, 2012 New Contract [Member]	Jan. 31, 2012 Dividend Declared [Member]	Jan. 31, 2012 Authorization Date February 2012 [Member]
Subsequent Event [Line Items]
Amount of collateralized excess of loss on reinsurance coverage					$ 150
Dividends Amount Per Share	$ 0.175	$ 0.15	$ 0.15	$ 0.15		$ 0.175
Stock Repurchase Program, Authorized Amount							$ 750.0